CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended			105 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Expenses
Field camps expenses	$ 303,733	$ 368,466	$ 166,718	$ 1,335,460
Surveying	0	106,471	22,586	193,911
Geophysics	7,709	143,088	106,382	917,206
Geochemistry	4,591	59,854	70,726	319,179
Geology	112,033	452,582	538,383	1,695,059
Drilling	0	669,436	1,103,893	4,892,100
Environmental testing	0	10,741	0	38,951
Mineral properties	0	0	100,000	663,045
Consulting fees - related parties	0	0	0	12,400
Consulting fees - others	0	0	4,174	194,624
Management fees	0	0	0	2,000
Professional fees	184,191	499,872	1,100,807	2,980,536
General and administrative expenses	2,010,986	3,111,081	2,431,515	9,617,093
Gain on sale of capital assets	(42,292)	(100)	(111,470)	(160,369)
Impairment of mineral properties	17,448,198	0	0	17,448,198
Depreciation	93,039	169,157	160,313	795,076
Net operating loss	(20,122,188)	(5,590,648)	(5,694,027)	(40,944,469)
Interest income	15,277	56,531	9,898	84,260
Gain on Canadian dollar common share purchase warrants	0	263,398	80,815	344,213
Rental income	0	0	0	6,720
Warrant modification	0	0	0	(1,057,787)
Loss on deposit	0	0	0	(50,000)
Net loss and comprehensive loss	$ (20,106,911)	$ (5,270,719)	$ (5,603,314)	$ (41,617,063)
Basic and diluted loss per common share (note 9d) (in dollars per share)	$ (0.32)	$ (0.08)	$ (0.09)
Weighted average number of basic and diluted common shares outstanding (note 9d) (in shares)	62,753,840	62,753,840	59,558,895